Note 2 - Summary Of Significant Accounting Policies - 10Q (Details) - Estimated Useful Lives of Property, Plant, and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease	Shorter of leasehold improvement life or remaining term of lease